Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net Income	$ 2,211	$ 2,007	$ 1,679
Adjustments to reconcile net income to net cash Provided (used) by operating activities:
Depreciation	1,003	908	922
Net amortization of security premiums/discounts AFS	990	975	1,050
Net amortization of security premiums/discounts HTM	138	134	2
Net amortization of mortgage servicing rights	751	689	709
Impairment of foreclosed real estate	272	425	647
Provision for (recovery of) loan losses	(88)	(620)	(389)
Deferred income taxes	92	336	593
Net realized (gains) loss on sales / calls available for sale securities	(544)	(536)	2
Income from mortgage loan sales	(3,795)	(2,306)	(1,001)
Proceeds from sales of loans held for sale	118,417	65,101	39,012
Origination of loans held for sale	(115,505)	(66,570)	(39,019)
(Gain) loss on sale of premises, equipment and other assets	3	(1)	(142)
Increase in cash surrender value of life insurance	(135)	(117)	(129)
Gain on sales of foreclosed real estate	(41)	(140)	(398)
Release of ESOP Shares			21
Net change in interest receivable	(65)	183
Net change in other assets	(761)	(1,535)	(1,029)
Net change in interest payable	(17)	(12)	(44)
Net change in other liabilities	945	899	349
Net cash provided by operating activities	3,871	(180)	2,835
Cash flows from investing activities
Proceeds from sales, maturities, calls and paydowns of securities available for sale	30,734	47,253	18,839
Proceeds from sales, maturities, calls and paydowns of securities held to maturity	141	154
Purchase of securities available for sale	(49,496)	(24,910)	(31,122)
Purchase of securities held to maturity	(1,027)	(6,034)	(5,498)
Net increase in loans	(22,101)	(11,331)	(5,445)
Proceeds from sale of premises, equipment and other assets	547	1	368
Purchase of premises and equipment	(657)	(716)	(2,225)
Proceeds from sales of foreclosed real estate	899	2,404	2,028
Net change in restricted stock	(12)	(2)	146
Net cash provided (used) by investing activities	(40,972)	6,819	(22,909)
Cash flows from financing activities
Net increase in deposit accounts	17,986	11,298	2,727
Net decrease in short-term borrowed funds	(3,084)	1,073	(824)
Net decrease in long-term debt	(13)	(11)	(1,605)
Repurchase of common stock, net	(322)	(429)	(1,401)
Dividends on preferred stock	(425)	(423)	(422)
Cash paid for fractional shares	(6)	(5)	(4)
Net cash provided (used) by financing activities	14,136	11,503	(1,529)
Increase (decrease) in cash and cash equivalents	(22,965)	18,142	(21,603)
Cash and cash equivalents, beginning of year	68,933	50,791	72,394
Cash and cash equivalents, end of year	45,968	68,933	50,791
Supplemental disclosures of cash flow information
Interest paid	1,327	1,745	2,004
Income taxes paid	641	459	41
Supplemental schedule of non-cash activities
Net change in fair value of securities available for sale, net of tax	(1,106)	(517)	867
Loans transferred to foreclosed real estate	315	1,818	972
Company financed sales of other real estate owned	(256)	(26)	(65)
Mortgage servicing rights capitalized	982	657	386
Preferred stock dividend accrued	$ (142)	(142)	(142)
Net change in ESOP liability		$ (561)	$ 1,155